Consolidated shareholders’ equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	12 Months Ended
Dec. 31, 2021 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	2,337,968
Exercisable, number of options (in shares) | shares	1,949,184
Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	63,948
Weighted average residual life (years)	2 months 4 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 56.44
Exercisable, number of options (in shares) | shares	63,948
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 56.44
Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	168,784
Weighted average residual life (years)	6 years 4 months 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 65.84
Exercisable, number of options (in shares) | shares	0
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 0
Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	1,471,052
Weighted average residual life (years)	3 years 1 month 17 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 74.12
Exercisable, number of options (in shares) | shares	1,251,052
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 73.66
Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	634,184
Weighted average residual life (years)	4 years 4 months 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 89.19
Exercisable, number of options (in shares) | shares	634,184
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 89.19
Bottom of range | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	50.00
Bottom of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Top of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00